Leases - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Within 1 year	$ 184,612	$ 50,201
After 1 year but within 5 years	250,729
Total lease payments	435,341	50,201
Less: imputed interest	(19,571)
Total lease obligations	415,770
Less: current obligations	(173,292)
Long-term lease obligations	$ 242,478